CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	Total Tyco Shareholders' Equity	Common Shares	Treasury Shares	Additional Paid in Capital	Accumulated Earnings	Accumulated Other Comprehensive Loss	Non-redeemable Non-controlling Interest
Balance (in shares) at Sep. 28, 2012			462
Balance at Sep. 28, 2012	$ 5,010	$ 4,994	$ 2,792	$ (1,094)	$ 1,763	$ 2,499	$ (966)	$ 16
Comprehensive income:
Net income attributable to Tyco ordinary shareholders	533	536				536		(3)
Other comprehensive loss, net of tax	(21)	(21)					(21)
Dividends declared (See Note 14)	(298)	(298)			(298)
Reallocation of share capital to additional paid in capital	(2,584)				2,584
Shares issued from treasury for vesting of share based equity awards (in shares)			12
Shares issued from treasury for vesting of share based equity awards	153	153		512	(359)
Repurchase of common shares (in shares)			(10)
Repurchase of ordinary shares	(300)	(300)		(300)
Compensation expense	63	63			63
Noncontrolling Interest, Increase from Business Combination	10	0						10
Other (in shares)			(1)
Other	(29)	(29)		(30)	(1)
Balance (in shares) at Sep. 27, 2013			463
Balance at Sep. 27, 2013	5,121	5,098	$ 208	(912)	3,754	3,035	(987)	$ 23
Comprehensive income:
Net income attributable to Tyco ordinary shareholders	1,838	1,838				1,838
Other comprehensive loss, net of tax	(238)	(238)					(238)
Dividends declared (See Note 14)	(316)	(316)			(316)
Shares issued from treasury for vesting of share based equity awards (in shares)			6
Shares issued from treasury for vesting of share based equity awards	91	91		240	(149)
Repurchase of common shares (in shares)			(42)
Repurchase of ordinary shares	(1,833)	(1,833)		(1,833)
Compensation expense	72	72			72
Noncontrolling Interest, Increase from Business Combination	(55)	(55)			(55)
Other (in shares)
Other	(10)	(10)		(10)
Balance (in shares) at Sep. 26, 2014			427
Balance at Sep. 26, 2014	4,670	4,647	$ 208	(2,515)	3,306	4,873	(1,225)	$ 23
Comprehensive income:
Net income attributable to Tyco ordinary shareholders	549	551				551		(2)
Other comprehensive loss, net of tax	(616)	(616)					(616)
Treasury Stock, Retired, Cost Method, Amount			(34)	2,878	(2,844)
Dividends declared (See Note 14)	(257)	(257)			2	259
Reallocation of share capital to additional paid in capital			$ (170)		170
Shares issued from treasury for vesting of share based equity awards (in shares)			5
Shares issued from treasury for vesting of share based equity awards	92	92		67	25
Repurchase of common shares (in shares)			(10)
Repurchase of ordinary shares	(417)	(417)		(417)
Compensation expense	59	59			$ 59
Noncontrolling interest related to acquisitions and divestitures	15	0						(15)
Other (in shares)
Other	(19)	(18)		(16)	$ (2)			1
Balance (in shares) at Sep. 25, 2015			422
Balance at Sep. 25, 2015	$ 4,076	$ 4,041	$ 4	$ (3)	$ 716	$ 5,165	$ (1,841)	$ 35